Commitments and contingencies: (Table)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies:
Schedule of future payments

Up to one year	Ps.	5,590
Between one and three years		1,863
Total	Ps.	7,453

Schedule or investment commitments

Period	Amount
2024	Ps.	3,708,423
2025		6,467,609
2026		7,350,950
2027		5,244,122
2028		6,799,906
	Ps.	29,571,010	(1)

(1)Figures adjusted as of December 31, 2023 based on the Construction Price Index (IPCO) in accordance with the terms of the MDP.